5. SHARE PURCHASE WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 5 - SHARE PURCHASE WARRANTS
		Weighted Average
	Number of	Exercise
	Warrants	Price
Balance, December 31, 2011	1,050,000	0.75
Warrants granted with private placement	667,000	$1.00

Balance, September 30, 2012	1,717,000	$0.85

Details of share purchase warrants outstanding as of September 30, 2012 are:

Number of Warrants Outstanding and Exercisable
Number	Exercise Price per Share	Expiry Date

1,050,000	$0.75	June 20, 2014
667,000	$1.00	January 10, 2015
1,717,000	$0.85

		Weighted Average
	Number of	Exercise
	Warrants	Price
Balance, December 31, 2010 and 2009	-	-
Warrants granted with private placement	1,050,000	$0.75

Balance, December 31, 2011	1,050,000	$0.75

Details of share purchase warrants outstanding as of December 31, 2011 are:

Number of Warrants Outstanding and Exercisable		Exercise Price
2011	per Share	Expiry Date

1,050,000	$0.75	June 20, 2014